Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

(a)Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)Principles of Consolidation

Variable interest entity

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and consolidated VIEs. All intercompany transactions and balances have been eliminated.

The Company, through its wholly-owned foreign invested subsidiary, Beijing WFOE in the Chinese Mainland, entered into a series of contractual arrangements (“VIE agreements”) with Shenzhen Xiaoying, Beijing Ying Zhong Tong, and Shenzhen Xintang (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between Beijing WFOE and the VIEs through the aforementioned agreements with the nominee shareholders of the VIEs. The following is a summary of the VIE agreements:

(1)	Shareholders’ Voting Rights Proxy Agreement:

Pursuant to the voting rights proxy agreements signed between the VIEs’ nominee shareholders and Beijing WFOE, each nominee shareholder irrevocably appointed Beijing WFOE as its attorney-in-fact to exercise on each shareholder’s behalf and all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to the voting rights and the right to appoint directors and executive officers of the VIEs). The nominee shareholders cannot revoke the authorization and entrustment as long as the nominee shareholders remain a shareholder of the VIEs. For the arrangements among Beijing WFOE, each of the VIEs, and their shareholders, the power of attorney will remain in force for ten years. Unless a thirty-day notice is given by Beijing WFOE, this agreement shall be automatically renewed for another one year upon its expiration. The arrangement among Beijing WFOE and its shareholder does not specify its effective term.

(2)	Spouse Consent Agreement

Under the spouse consent agreement, each signing spouse acknowledges that the shares of the VIEs held by the relevant shareholder of the VIEs are the personal assets of such shareholder and not jointly owned by the couple. Each signing spouse also unconditionally and irrevocably gives up his or her rights to such shares and any associated economic rights or interests to which he or she may be entitled pursuant to applicable laws and undertakes not to make any assertion of rights to such shares and the underlying assets. Each signing spouse agrees that he or she will not carry out in any circumstances any conduct that are contradictory to the contractual arrangements and this consent agreement.

(3)	Executive Call Option Agreement:

Pursuant to the exclusive call option agreement entered into between the VIEs’ nominee shareholders and Beijing WFOE, the nominee shareholders irrevocably granted Beijing WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIEs, to Beijing WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the minimum price required by Chinese Mainland law. Without Beijing WFOE’s prior written consent, the VIEs and its nominee shareholders shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, issue any additional equity or right to receive equity, provide any loans, distribute dividends in any form, etc. For the agreements among Beijing WFOE, each of the VIEs, and their shareholders, these arrangements will remain effective for ten years. Unless notified by Beijing WFOE, the parties to these agreements shall extend the term of these agreements for another ten years. The agreement among Beijing WFOE and its shareholder does not specify its effective term.

(4)	Exclusive Business Cooperation Agreement:

Pursuant to the exclusive business cooperation agreement entered into by Beijing WFOE and the VIEs, Beijing WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIE’s total consolidated profit, which is adjustable at the sole discretion of Beijing WFOE. Without Beijing WFOE’s consent, the VIEs cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from Beijing WFOE. For the agreements between Beijing WFOE and each of the VIEs, unless Beijing WFOE terminates these agreements in advance, these agreements will remain effective for ten years. Unless agreed by both parties in writing, this agreement shall be automatically renewed for another ten years upon its expiration.

(5)	Equity Pledge Agreement

Each nominee shareholder of the VIEs has also entered into an equity pledge agreement with Beijing WFOE, pursuant to which each shareholder pledged his/her interest in Beijing WFOE to guarantee the performance of obligations of Beijing WFOE and its shareholders under the exclusive business cooperation agreement, exclusive call option agreement, and shareholders’ voting rights proxy agreement. If the VIEs or any of the nominee shareholder breaches its contractual obligations, Beijing WFOE will be entitled to certain rights and interests regarding the pledged equity interests including the right to dispose the pledged equity interests. None of the nominee shareholders shall, without the prior written consent of Beijing WFOE, assign or transfer to any third party, create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the agreements under the shareholders’ voting rights proxy agreement, exclusive call option agreement and the exclusive business cooperation agreement are fully performed.

The irrevocable power of attorney has conveyed all shareholder rights held by the VIEs’ shareholders to Beijing WFOE or any person designated by Beijing WFOE, including the right to appoint executive directors of the VIEs to conduct day to day management of the VIEs’ businesses, and to approve significant transactions of the VIEs. In addition, the exclusive call option agreement provides Beijing WFOE with a substantive kick-out right of the VIEs shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIEs. In addition, through the exclusive business cooperation agreement, Beijing WFOE demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The equity pledge agreements further secure the obligations of the shareholders of the VIEs under the above agreements.

Based on these contractual arrangements, the Company consolidates the VIEs in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation.

Uncertainties in the Chinese Mainland legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of Chinese Mainland laws and regulations, the Chinese Mainland government could:

●	revoke the Group’s and operating licenses;
●	levy fines on the Group;
●	confiscate any of the Group’s income that they deem to be obtained through illegal operations;
●	shut down the Group’s services;
●	discontinue or restrict the Group’s operations in China;
●	impose conditions or requirements with which the Group may not be able to comply;
●	require the Group to change corporate structure and contractual arrangements;
●	restrict or prohibit the use of the proceeds from overseas offerings to finance the Group’s Chinese Mainland consolidated VIEs’ business and operations; and
●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

Consolidated Trusts

As part of the Group’s efforts to develop new product offerings for investors and institutional funding partners, the Group establishes a business relationship with certain trusts which were administered by third-party trust companies. The trusts are set up to invest solely in the loans facilitated by the Group on its platform to provide returns to the beneficiaries of the trusts through interest payments made by the borrowers. The trusts are cooperated with financial institutional cooperators who provide credit insurance/financial guarantee services to protect funding providers against default for both the principal and interest. Both direct model and intermediary model are adopted for these trusts. Under direct model, loans are originated from trusts to borrowers while under intermediary model, the Group typically provides credit to the borrowers through an intermediary first and then transfers the loans to the trusts, which issue beneficial interests to the investors and institutional funding partners. The Group determines to consolidate these trusts as the Group is the primary beneficiary, due to the following reasons: 1) the Group has the power to direct the operating activities of the trusts; 2) the Group absorbs or enjoys the potential residual losses or returns of these trusts. Under intermediary model, the transfer of loans to the Consolidated Trusts are not eligible for sale accounting because the trust is consolidated and the loan transfer is considered an intercompany transaction.

For Consolidated Trusts founded before December 31, 2021, the Group elected to apply fair value option to the loans (at the date of origination) and liabilities due to investors. That is, the loans are continued to be recorded on the Group’s consolidated balance sheets as loans held for investment under “Loans at fair value” and the proceeds received from the investors are recorded as trust liabilities under “Payable to investors at fair value”. By the end of 2023, all loans and investor payments related to these trusts were fully settled. As of December 31, 2023 and 2024, no outstanding balance of loans or liabilities related to these trusts in the Group’s financial statements.

For Consolidated Trusts founded from January 1, 2022, the Group elected not to apply fair value option but instead apply amortized cost method to the loans (at the date of origination) and liabilities due to investors or institutional funding partners, to improve the understandability and relevance of financial information. That is, the loans are continued to be recorded on the Group’s consolidated balance sheets as loans held for investment under “Loans receivable from Xiaoying Credit Loans and other loans, net”, which is net of allowance of credit loss, and the proceeds received from the investors or institutional funding partners are recorded as trust liabilities under “Payable to investors and institutional funding partners at amortized cost”.

As of December 31,2023 and 2024, certain of the subsidiaries of the Group funded RMB115,900,000 and RMB737,200,000 to loan products facilitated on the Group’s platform through third-party trust companies. The trusts are consolidated by the Group and the underlying loans are recorded on the Group’s consolidated balance sheets as loans held for investment under “Loans receivable from Xiaoying Credit Loans and other loans, net”.

Consolidated Partnerships

The Group continues developing the partnership business model, where the Group and certain trusts jointly established several limited partnership enterprises, or LPs, to invest solely in the loans facilitated by the Group on its platform to provide returns to partners of the LPs through interest payments made by the borrowers. The Consolidated Partnerships are cooperated with financial institutional cooperators who provide credit insurance/financial guarantee services to protect funding providers against default for both the principal and interest. Intermediary model is adopted for the Consolidated Partnerships, the Group typically provides credit to the borrowers through an intermediary first and then transfers the loans to the LPs. The Group determines to consolidate these LPs as the Group is the primary beneficiary, due to the following reasons: 1) the Group has the power to direct the operating activities of the LPs; 2) the Group absorbs or enjoys the potential residual losses or returns of these LPs. The transfer of loans to the Consolidated Partnerships are not eligible for sale accounting because the LP is consolidated and the loan transfer is considered an intercompany transaction. The Group further applies amortized cost to the loans and liabilities to trust partners in its consolidated financial statements. That is, the loans are recorded on the Group’s consolidated balance sheets under “Loans receivable from Xiaoying Credit Loans and other loans, net” and the proceeds received from the trust partners are recorded as LP liabilities under “Payable to investors and institutional funding partners at amortized cost”.

As of December 31,2023 and 2024,one of the subsidiaries of the Group funded RMB231,346,839 and RMB145,742,384 to loan products facilitated on the Group’s platform through the limited partnership enterprises. The LPs are consolidated by the Group and the underlying loans are recorded on the Group’s consolidated balance sheets under “Loans receivable from Xiaoying Credit Loans and other loans, net”.

The following financial statement amounts and balances of the Consolidated Trusts and Partnerships are included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Restricted cash	711,756,581	527,457,300	72,261,354
Accounts receivable and contract assets, net	54,749,985	37,373,243	5,120,113
Loans receivable from Xiaoying Credit Loans and other loans, net	3,571,283,174	2,916,966,912	399,622,828
Total assets	4,337,789,740	3,481,797,455	477,004,295
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,584,040,757	2,184,085,667	299,218,510
Other taxes payable	4,060,878	3,265,159	447,325
Accrued expenses and other current liabilities	43,599,849	18,335,260	2,511,920
Total liabilities	3,631,701,484	2,205,686,086	302,177,755

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenue	648,893,767	726,005,363	744,531,819	102,000,441
Net income	360,550,889	458,613,718	494,604,464	67,760,534

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by operating activities	273,610,963	172,210,364	550,953,578	75,480,331
Net cash (used in) provided by investing activities	(928,400,322)	(673,734,777)	664,702,231	91,063,832
Net cash provided by (used in) financing activities	840,416,352	814,841,744	(1,399,955,090)	(191,793,061)

The following financial statement amounts and balances of the VIEs and Consolidated Trusts and Partnerships were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of
	December 31	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	295,277,830	180,683,740	24,753,571
Restricted cash	716,870,052	532,603,866	72,966,430
Accounts receivable and contract assets, net	83,535,036	74,750,686	10,240,802
Loans receivable from Xiaoying Credit Loans and other loans, net	4,876,731,346	4,775,126,977	654,189,714
Prepaid expenses and other current assets, net	25,280,941	19,491,239	2,670,289
Deferred tax assets, net	118,587,356	174,395,511	23,892,087
Financial investments	—	33,428,162	4,579,639
Long-term investments	493,411,355	498,038,310	68,230,969
Property and equipment, net	1,054,565	1,138,186	155,931
Intangible assets, net	28,153,262	27,706,487	3,795,773
Loan receivable from Xiaoying Housing Loans, net	8,656,846	—	—
Other non-current assets	22,984	21,976	3,011
Total assets	6,647,581,573	6,317,385,140	865,478,216
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,584,040,757	2,184,085,667	299,218,510
Short-term borrowings	320,000,000	10,000,000	1,369,994
Accrued payroll and welfare	15,011,080	18,482,497	2,532,092
Other taxes payable	126,900,881	119,683,947	16,396,634
Income taxes payable	28,266,791	174,425,660	23,896,217
Accrued expenses and other current liabilities	69,989,510	94,825,511	12,991,042
Deferred tax liabilities	—	642,602	88,036
Total liabilities	4,144,209,019	2,602,145,884	356,492,525

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenue	1,350,809,649	1,500,275,059	1,809,619,313	247,916,829
Net income	738,032,308	438,091,276	623,964,980	85,482,852

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by operating activities	451,005,598	628,719,431	1,517,583,263	207,908,054
Net cash used in investing activities	(1,225,037,957)	(1,251,376,124)	(106,448,449)	(14,588,857)
Net cash provided by (used in) financing activities	860,416,352	1,114,841,744	(1,709,955,090)	(234,262,887)

The VIEs and Consolidated Trusts and Partnerships contributed 38%, 31% and 31% of the Group’s consolidated revenue for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023 and 2024, the VIEs and Consolidated Trusts and Partnerships accounted for an aggregate of 57% and 53% of the consolidated total assets, and 71% and 58% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs and Consolidated Trusts and Partnerships. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the Chinese Mainland statutory reserves. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant Chinese Mainland laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 17 for disclosure of restricted net assets.

(c)Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include share-based compensation, allowance for credit losses of accounts receivables and contract assets, deposits to institutional cooperators, prepaid expenses and other current assets, loans receivables from Xiaoying Housing Loans and loans receivable from Xiaoying Credit Loans and other loans, provision for contingent guarantee liabilities, allocation of considerations under revenue arrangements with various performance obligations, variable considerations of revenue recognition, valuation allowance for deferred tax assets, unrecognized tax benefits, the indefinite reinvestment assertion, fair value of financial guarantee derivatives, contingent guarantee liabilities and financial investments, loans at fair value and payable to investors at fair value, impairment of long-term investments and financial investments.

(d)Revenue recognition

The Group provides services as an online marketplace connecting borrowers and investors or institutional funding partners. Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for include loan facilitation service, post-origination service (e.g., cash processing and collection services) and financial guarantee service.

The major product offered by the Group is Xiaoying Credit Loan, which mainly consists of Xiaoying Card Loan and other unsecured loan products that the Group introduce from time to time. The major products offered by the Group before 2021 also include Xiaoying Revolving Loan which mainly consists of Yaoqianhua (previously named as Xiaoying Wallet). The Group ceased facilitation of Xiaoying Revolving Loan in 2020.

The Group provides services primarily through the use of two business models. The first business model (“Direct Model”) involves the Group matching borrowers with investors or institutional funding partners who directly funds the credit drawdowns to the borrowers. The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors or institutional funding partners and borrowers on its platform.

The second business model (“Intermediary Model”) involves the Group initially providing credit to borrowers through an intermediary and subsequently selling the loans including all of the creditor rights in the loans to external investors or institutional funding partners within a short period of time. For the years in and after 2022, only the operations of Consolidated Trusts and Partnerships were under Intermediary Model. The Group cooperates with several microcredit companies who use their own funds to provide credit to borrowers first; these microcredit companies transfer their rights as creditors shortly to SPVs controlled by the Group at the price of the carrying amount of the outstanding loan principal balance and accumulated accrued interest not paid by the borrowers as of the day on which the creditor’s rights are legally transferred to SPVs. The SPVs further transfer their creditor’s rights to Consolidated Trusts and Partnerships in a short period at the price of the carrying amount of the outstanding loan principal balance and the accumulated accrued interest not paid by the borrowers as of the day on which the creditor’s rights are legally transferred. These loans carry the same insurance/ guarantee agreement with external financial institutional cooperators as loans facilitated under the Direct Model, which is attached to the loan and transfers along with the loan. The loans are initially recorded on the consolidated balance sheet as loans receivable from Xiaoying Credit Loans and other loans. Since the Group consolidates such trusts and partnerships under the VIE model (see accounting policy on “Consolidated Trusts” and “Consolidated Partnerships”), loans transferred to Consolidated Trusts and Partnerships do not qualify for sales accounting as the transfers are to consolidated subsidiaries.

Loans facilitated by the Group typically have a term of less than 1 year. For each loan facilitated either through the Direct Model or Intermediary Model, the Group charges a service fee (i) to the borrower indirectly through one of the Group’s VIEs, Shenzhen Xintang, or (ii) to the borrower indirectly through external financing guarantee company, or (iii) to institutional funding partner directly. No application fee is charged to borrowers or investors or institutional funding partners.

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration.

For the loans facilitated that the Group collected service fees indirectly through Shenzhen Xintang, when borrowers who have the option of early repayment and upon termination, they do not have the obligation to pay the remaining monthly service fees, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. At contract inception, the Group determines the consideration based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination.

For the loans facilitated that the Group collected service fee indirectly through external financing guarantee company or directly from institutional funding partner, the Group’s transaction price includes variable consideration adjusted for default risk of the borrowers and prepayment risk of the borrowers. The Group determines the consideration based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination.

The Group provides guarantee which is directly provided to or indirectly provided through financial institutional cooperators to investors or institutional funding partners on certain loan products via its consolidated entities. If a borrower defaults, the Group makes its best efforts to collect the default loan. The Group directly makes payment to the defaulted principal and interest to investors or indirectly makes payment to investors or institutional funding partners through institutional cooperators, and deemed the guarantee as a guarantee service to the investors or institutional funding partners and recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation.

For certain loan products that the Group facilitate that are repaid in installments by borrowers, borrowers are required to enter into guarantee agreements with the Group while at the same time, the Group entered into a series of arrangements with various financial institutional cooperators and negotiate the upper limit (the “Cap”) of the compensation obligation prospectively with these financial institutional cooperators based on the expected loss rate. The Group received the guarantee fee at a pre-agreed rate from borrowers directly or from financial institutional cooperators indirectly. Upon borrower’s default, financial institutional cooperators reimburse the full loan principal and interest to the investors or institutional funding partner first, and has the right to recourse to both the borrower and the Group. The Group’s contractual obligation is at any time it limited to the Cap which is either the lower of (1) total amount of guarantee fees contractually required to be collected from the borrowers for such loans facilitated during the current period on an aggregated basis, and (2) a certain percentage of the total principal of the loans facilitated stated in an annualized manner, as pre-agreed with financial institutional cooperators (the “Rate”); or the former (1). The contractual guarantee fees in (1) is not influenced by default or early repayment of borrowers. The Group has no obligation or intention to compensate financial institutional cooperators for any losses in excess of the contractual obligation. The Rate will be negotiated prospectively at each quarter between the two parties based on the expected loss rate. The actual loss in excess of the Cap is absorbed by financial institutional cooperators. Financial institutional cooperators ultimately bear substantially all of the credit risk. The Group’s exposure in this arrangement is limited to the default and prepayment risk in relation to the guarantee fee when the Group cannot collect the guarantee fee under the agreement with the borrower on an individual basis but is still obligated to compensate financial institutional cooperators up to the Cap on a pool basis. The Group evaluated the guarantee arrangement pursuant to ASC Topic 815, and concluded that the arrangement meets the definition of a derivative and that it is not eligible for the guarantee scope exception. Therefore, the guarantee is recognized as a derivative liability/asset at fair value and is not accounted for pursuant to ASC Topic 460 or 450. See accounting policy for financial guarantee derivative.

Direct Model

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract (s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group determines its customers to be both the borrowers and the investors or institutional funding partners. The Group considers the loan facilitation service and post-origination service as two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract. While the post-origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860.

The Group determines the total transaction price to be the service fees chargeable to the borrowers indirectly through one of the VIEs, Shenzhen Xintang, or external financing guarantee companies or to certain institutional funding partners directly, including the guarantee fees charged by the Group under the separate guarantee agreement with the borrowers for certain type of Xiaoying Card Loans. The transaction price for loan facilitation and post-origination services includes variable consideration adjusted for default risk and prepayment risk of the borrowers. The Group estimates variable consideration for these contracts using the expected value methodology, including models to estimate the loss rates, the prepayment rates, and the weighted macroeconomic forecast, which are based on past events, current conditions, and reasonable and supportable forecasts over the life of the loans. The expected value of the consideration is the product of multiplying the loan principal and the pre-agreed service fee rates, adjusted for the loss rates and the prepayment rates. The loss rates are calculated using vintage-based loss rate model, adjusted for a weighted macroeconomic forecast. The models consider the historical loss experience period for the vintage-based loss rates, the historical prepayment experience period for the prepayment rates and the weighting of multiple macroeconomic forecast scenarios over the life of the loans and selected economic variables, including gross domestic product (GDP), unemployment rate and other macro-economic variables. The transaction price is allocated amongst the financial guarantee service, if any, and two performance obligations.

The Group first allocates the transaction price to the financial guarantee, if any, that is recognized in accordance with either (1) ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation or (2) ASC Topic 815, which requires the guarantee to be measured initially and subsequently at fair value. Then the remaining considerations are allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in ASC 606. The Group does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post-origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised good or service (that is, an asset) to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the borrower and the investor or institutional funding partner and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided. The collection of service fees is not conditional on the provision of subsequent post-origination services.

Intermediary Model—Trust Model

The transfer of loans to institutional funding partners under the Intermediary Model often involves transferring the loans to a trust formed and operated by unrelated third-party trust companies. The Group consolidates such trusts under the VIE model (see accounting policy on “Consolidated Trusts”). Loans transferred to Consolidated Trusts do not qualify for sales accounting as the transfer is to a consolidated subsidiary.

Before December 31, 2021, the Group elected to apply fair value option to these loans at the date of origination. The loans are recorded as “Loans at fair value” in the consolidated balance sheets.

From January 1, 2022, the Group elected to apply amortized cost method to the loans of newly formed Consolidated Trusts at the date of origination. For loan assets measured at amortized cost, they are recorded as “Loans receivable from Xiaoying Credit Loans and other loans, net”.

Under both methods, the Group recognizes as revenue under “Financing income” the service fees and interests charged to the borrowers over the lifetime of the loans using effective interest method.

Intermediary Model—Partnership Model

The transfer of loans to institutional funding partners under the Intermediary Model involves transferring the loans to a limited partnership enterprise, or LP, formed and operated by unrelated third-party trust companies and the Group. The Group consolidates such partnerships under the VIE model (see accounting policy on “Consolidated Partnerships”). The Group elects to measure these loans at amortized cost at the time of origination. Loans transferred to Consolidated Partnerships do not qualify for sales accounting as the transfer is to a consolidated subsidiary. The loans are recorded as “Loans receivable from Xiaoying Credit Loans and other loans, net” in the consolidated balance sheets. The Group recognizes as revenue under “Financing income” the service fees and interests charged to the borrowers over the lifetime of the loans using effective interest method.

Disaggregation of revenues

All of the Group’s revenue for the years ended December 31, 2022, 2023 and 2024 were generated from the PRC. As the remaining duration of the Group’s performance obligations of the contracts is one year or less, the Group elects to apply the exemption of disclosing the aggregate amount of transaction price allocated to the performance obligations at the end of 31 December, 2022, 2023 and 2024, The following table illustrates the disaggregation of revenue by product the Group offered in 2022, 2023 and 2024:

	Loan
	facilitation	Post-origination	Financing	Other
	service	service	income	revenue	Total
2022	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,044,343,554	372,015,426	959,446,184	20,815,986	3,396,621,150
Xiaoying Revolving Loan	—	435,180	2,815	—	437,995
Other loans	—	—	6,828,467	207,964	7,036,431
Other service(1)	—	—	—	158,854,539	158,854,539
Total	2,044,343,554	372,450,606	966,277,466	179,878,489	3,562,950,115

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2023	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,740,974,233	596,581,987	1,133,314,422	24,496,658	30,861,036	4,526,228,336
Xiaoying Housing Loan	—	—	—	—	1,601,289	1,601,289
Other loans	—	—	4,022,032	—	—	4,022,032
Other service(1)	—	—	—	—	283,032,373	283,032,373
Total	2,740,974,233	596,581,987	1,137,336,454	24,496,658	315,494,698	4,814,884,030

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2024	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	3,102,344,942	759,538,640	1,372,004,085	201,715,792	38,228,810	5,473,832,269
Other service(1)	—	—	—	—	397,949,477	397,949,477
Total	3,102,344,942	759,538,640	1,372,004,085	201,715,792	436,178,287	5,871,781,746

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2024	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	425,019,514	104,056,367	187,963,789	27,634,950	5,237,325	749,911,945
Other services(1)	—	—	—	—	54,518,856	54,518,856
Total	425,019,514	104,056,367	187,963,789	27,634,950	59,756,181	804,430,801
(1)	Primarily consists of referral service fees for introducing borrowers to other platforms and technology service fees received for providing assistant technology development services.

Contract balances

The Group did not enter into contracts with customers that were greater than one year for substantially all products for the years ended December 31, 2022, 2023 and 2024. For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration and an accounts receivable is recorded. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. In these instances, the Group records a corresponding contract asset when recognizing revenue from loan facilitation service. The contract asset will not be reclassified to a receivable given that the right to invoice and the payment is due by the end of the credit periods. Revenue for these loan products are recognized when the collection of consideration becomes probable.

Remaining unsatisfied performance obligations as of December 31, 2022, 2023 and 2024 pertained to post-origination service in the amount of RMB224,461,482, RMB287,607,599 and RMB420,361,656 (US$57,589,311), respectively. All remaining unsatisfied performance obligations would be recognized as revenue in the subsequent year.

Financing income

Financing income consists primarily the financing fees the Group charges for the loans facilitated through the Consolidated Trusts and Consolidated Partnerships, including interest income and service fees generated from providing loan facilitation and post-origination services to the investors and institutional funding partners of the Consolidated Trusts and Consolidated Partnerships, and are recorded as revenue over the life of the underlying financing using the effective interest method.

Financing income also includes financing fees, including interest income and service fee, from loans receivables from Xiaoying Credit Loans and other loans that have not yet been transferred to external investors or institutional funding partners or have been transferred but such transaction does not qualify for sale accounting under the Intermediary Model.

Starting from 2021, financing income also includes interest income generated from providing loans by the Group’s own fund from microcredit business, and are recorded as revenue over the life of the underlying financing using the effective interest method. The Group maintains the right to terminate the contract in advance based on the credit due diligence performed on each borrower. The remaining installments of interest would be recognized on non-accrual status after the contract terminated.

Other revenue

Other revenue primarily includes referral service fees for introducing borrowers to other platforms and technology service fees received for providing assistant technology development services. The referral service fees for introducing borrowers to other platforms are recognized when the obligation is fulfilled and is confirmed by the other platforms. The technology service fees are recognized when the assistant technology development services to third parties provided.

(e)Sales and transfers of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities. Specifically, a transfer of a financial asset, a group of financial assets, or a participating interest in a financial asset is accounted for as a sale only if all the following conditions are met:

1.The financial assets are isolated from the transferor and its consolidated affiliates as well as its creditors;
2.The transferee or beneficial interest holders have the right to pledge or exchange the transferred financial assets; and
3.The transferor, its consolidated affiliates included in the financial statements being presented, or its agents do not maintain effective control of the transferred asset. A transferor’s effective control over the transferred financial assets includes, but is not limited to, any of the following:
a.An agreement that both entitles and obligates the transferor to repurchase or redeem the transferred financial assets before their maturity.
b.An agreement, other than through a cleanup call that provides the transferor with both of the following: (i) The unilateral ability to cause the holder to return specific financial assets. (ii) A more-than-trivial benefit attributable to that ability; and
c.An agreement that permits the transferee to require the transferor to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the transferor to repurchase them.

Under the Intermediary Model, the Group, through its intermediary, facilitates credits to borrowers and subsequently transfers the loans (including the creditor rights) to Consolidated Trusts and Partnerships at face value within a short period of time.

When the loan (including the creditor rights) is transferred, the transferee becomes the direct counterparty to the borrower and the legal record holder of the loan upon transfer. The transfer is accounted for as a sale, when (1) the transferred loans are considered legally isolated from the assets of the Group and its creditors even in the bankruptcies under the Chinese Mainland laws and regulations, (2) the investors or institutional funding partners (transferees) can freely pledge or exchange the transferred loans, and (3) the Group does not maintain effective control over the transferred loans. When a transfer does not qualify for sale accounting, e.g. when the Group sells loans with recourse to the Group, the transferred financial asset remains in the statement of financial position and a financial liability is recognized for any consideration received.

For Xiaoying Housing Loans facilitated through the Intermediary Model, which was ceased facilitation in 2019, borrowers are required to pledge properties to one of the Group’s consolidated VIE entities (other than the intermediary or the SPV conducting the facilitation and transfer of the loan) as collateral for the guarantee that the Group is providing to a financial institutional cooperator against borrower’s default. It is a separate arrangement with different counterparties from the loan provided by the Group. While the loan (including creditor’s rights) is transferred to third party investors or institutional funding partners, the lien remains under the Group’s name and in security for the Group agreeing to provide the guarantee to a financial institutional cooperator. The holding of the lien does not affect the creditor’s right in the loan being fully transferred. Provided all aforementioned conditions under sales accounting are met, the transfer of such loans with collateral are accounted for as a sale.

(f)Foreign currency translation

The functional currency of X Financial is in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the Chinese Mainland is Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Group also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the consolidated statements of comprehensive income.

The Company with functional currency of US$ translates its operating results and financial positions into RMB, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the consolidated statements of comprehensive income.

(g)Guarantee liabilities

The Group has guarantee service which is directly provided to or indirectly provided through financial institutional cooperators to investors or institutional funding partners. If a borrower defaults, the Group makes its best efforts to collect the default loan. The Group directly or indirectly makes payment to the defaulted principal and interest to investors or institutional funding partners.

Prior to September 2017, substantially all of the loans facilitated by the Group’s platform are insured by a financial institutional cooperator. The financial institutional cooperator initially reimbursed the loan principal and interest to the investor or institutional funding partner upon the borrower’s default. In order to maintain stable business relationship with the financial institutional cooperator, although not contractually obligated, the Group at its sole discretion compensated the financial institutional cooperator for substantially all loan principal and interest default but not subsequently collected. The Group deemed the guarantee as a guarantee service recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460. The relative business has been ceased in 2020 with no outstanding balance of guarantee liabilities for such business in and after 2021, and only follow-up collections remain.

From September 2017, the Group revised the arrangement with the financial institutional cooperator and the Group no longer records any guarantee liabilities in accordance with ASC Topic 460, and records financial guarantee derivatives in accordance with ASC 815. See accounting policy of revenue recognition and financial guarantee derivatives.

During 2023, the Group started the financing guarantee business through one of the subsidiaries of the Group that holds the financing guarantee license and built a new business model that collaborates with external financing guarantee companies to provide joint guarantee services, on a pro-rata basis, to institutional funding partners. Under this business model, the Group has the contractual obligation to pay the defaulted principal and interest to institutional funding partners and no obligation to pay to the external financing guarantee company. The Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation.

Guarantee service provided prior to September 2017

At the inception of each loan, the Group recognizes the guarantee liability at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. Subsequent to the loan’s inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Group is released from the underlying risk, i.e., as the loan is repaid by the borrower or when the investor or institutional funding partner is compensated in the event of a default. This component is a stand-ready obligation which is not subject to the probable threshold used to record a contingent obligation. When the Group is released from the stand-ready liability upon expiration of the underlying loan, the Group records a corresponding amount as “Other revenue” in the consolidated statement of comprehensive income. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability, measured using the guidance in ASC Topic 450. The ASC Topic 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. The ASC 450 contingent component is recognized as part of operating expenses in the consolidated statement of comprehensive income. At all times the recognized liability (including the stand-ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

The Group measures its guarantee liabilities at inception at fair value based on the Group’s expected payouts and also incorporating a markup margin. As the Group’s guarantee liabilities are not traded in an active market with readily observable prices, the Group applies a discounted cash flow methodology to measure the fair value of guarantee liabilities. The impact of credit losses is also considered by applying discounted cash flow method for the subsequent measurement of guarantee liabilities, based on the consideration of reasonable and supportable forecasts of future economic conditions. The significant unobservable inputs used include expected future payout and discount rate. The expected future payouts were estimated based on expected loss rates for each product type, taking into consideration of historical loss experiences for both contingent and noncontingent elements. The expected future payouts take into account missed payments initially compensated by the financial institutional cooperator within two business days from borrowers’ payment due date. The expected collection rate of defaulted loans incorporates the proceeds from liquidation of underlying collateral that would be expected to cover the payouts under the guarantee and was based on the average historical collection rate of the Group’s products. These inputs in isolation can cause significant increases or decreases in fair value. Increase in the expected net loss rates can significantly increase the fair value of guarantee liabilities; conversely a decrease in the expected net loss rates can significantly decrease the fair value of guarantee liabilities. The discount rate applied discounted cash flow methodology to present value the projected cash flows which is based on market rates. The Group also estimated the markup margin by looking at several comparable business models. The approximate term of the guarantee service correlates directly with the term of the loan product.

Guarantee service provided in and after 2023

At inception of the guarantee, the Group recognize both a stand ready guarantee liability as deferred guarantee income under ASC 460 with an associated financial assets receivable, and a contingent guarantee liability for off-balance sheet credit exposures under Current expected credit loss (“CECL”) model. At initial recognition, deferred guarantee income is recorded at the fair value of the guarantee contract. The Group apply practical expedient and measures its guarantee service at inception at fair value equal to the total amount of guarantee service fees contractually required to be collected, since the guarantee contact is independently issued in a standalone arm’s-length transaction with an unrelated party. Subsequent to initial recognition, deferred guarantee income is released systematically as “Guarantee income” in the consolidated statement of comprehensive income when the Group is released from the underlying risk. Contingent guarantee liability represents the guarantee obligations in the event of default related to the guarantee contract that are determined in accordance with ASC Topic 326, which are initially recorded separate from and in addition to deferred guarantee income at the amount equal to the expected lifetime credit losses of the underlying loans covered by the guarantee service. The expected credit losses is calculated using vintage-based loss rate and macroeconomic forecast scenario models, and is the product of multiplying the estimates of vintage-based loss rates and the individual level exposure at default on an undiscounted basis, adjusted for a weighted macroeconomic forecast. The models consider the historical loss experience period for the vintage-based loss rates, the historical prepayment experience period for the prepayment rates and the weighted multiple macroeconomic forecast scenarios over the life of the loans and selected economic variables, including gross domestic product (GDP), unemployment rate and other macro-economic variables. The contingent guarantee liabilities are determined on a collective basis and loans share similar risk characteristics and includes both quantitative and qualitative components, and adjusted each period for changes in expected lifetime credit losses. The initial recognition and adjustments made to contingent guarantee liabilities are recorded as “provision for contingent guarantee liabilities” in the consolidated statement of comprehensive income.

(h)Financial guarantee derivatives

The Group entered into a series of arrangements with various financial institutional cooperators for certain guarantee services. The agreements entitle the Group a right to receive guarantee fees and require the Group to make payment, up to a pre-agreed cap, to reimburse financial institutional cooperators for a pre-determined portion of borrower payment defaults and the guarantee fee amount that was not collected due to prepayments. The ‘dual-triggered’ financial guarantee is accounted for as a derivative under ASC 815 because the financial guarantee scope exemption outlined in ASC 815-10-15-58 is not met.

The Group uses the discounted cash flow model to value these financial guarantee derivatives at inception and subsequent valuation dates. The fair value is categorized in the level 3 valuation hierarchy. This discounted cash flow model incorporates assumptions of the significant unobservable inputs such as the expected loss rates, prepayment rate and discount rate. The expected loss rate and prepayment rate is estimated by taking into consideration of historical loss experiences. The Group considers that the impact of discount rate, which is determined based on the market rates, to the fair value of financial guarantee derivatives is immaterial.

All financial guarantee derivatives are required to be recorded on the Group’s consolidated balance sheet at fair value. The Group signs contract separately for each project regardless of whether they are same counterparty. As no legally enforceable master netting agreement exists between the Group and the derivative counterparty, the Group does not net derivative assets and liabilities. The change in fair value of the financial guarantee derivative is recorded as change in fair value of financial guarantee derivatives in the consolidated statements of comprehensive income. The relative cash flows associated with the financial guarantee derivatives and their gains and losses are reported in operating activities in the consolidated statements of cash flow. Refer to Note 3 for further information of tabular disclosures on the amount and reporting for financial guarantee derivative assets, liabilities, gains and losses.

(i)Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Most fair value is therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

(j)Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which are highly liquid and insignificant risk of changes in value. As of December 31, 2023 and 2024, cash equivalents were comprised of term deposits in banks. All cash and cash equivalents are unrestricted as to withdrawal and use.

(k)Restricted Cash

Restricted cash consists primarily of cash held by the Consolidated Trusts and Partnerships through segregated bank accounts which can only be used by the Consolidated Trusts and Partnerships to specified activities as stipulated in the Consolidated Trust or Partnership agreements. Cash in the Consolidated Trusts and Partnerships is not available to fund the general liquidity needs of the Group.

Restricted cash also includes cash security deposits set aside in banks cash deposited with banks as collateral for borrowings from the respective banks. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the terms of the borrowings. See Note 8.

Tianjin Yuexin entered into deposit arrangements with institutional funding partners to pay deposits in accordance with an agreed payment schedule. The Group establishes an allowance for credit losses based on the credit risk of institutional funding partners determined by external credit ratings and adjusted for a weighted macroeconomic forecast.

(l)   Accounts receivable and contract assets, net

Accounts receivable and contract assets consist of accounts receivable and contract assets from the facilitation and post-origination service in relation to loans facilitated, from financing income generated from Consolidated Trusts and Partnerships and Xiaoying Microcredit, from guarantee income generated under a new business model of financing guarantee business, and from other revenue which mainly including referral service fees. Contract assets represent the Group’s right to consideration in exchange for facilitation services that the Group has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that they will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer the payment is due by the end of the credit periods. The general life time of accounts receivable and contract assets lasts no more than 12 months.

Accounts receivable and contract assets is stated at the historical carrying amount net of write-offs and allowance for credit losses. The Group establishes an allowance for credit losses in accordance with ASC 326 based on estimates, historical experience of net loss rates, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors surrounding the credit risk of customers. The profile of the borrowers is similar under each product therefore the Group applies a consistent credit risk management framework to the entire portfolio of borrowers under each product. The Group also constantly monitors the financial condition and evaluates the credit quality of certain institutional funding partners and external financing guarantee companies from which the Group’s service fees are collected directly or indirectly. For individual counterparty where there is an observable indicator of loss, an individually evaluated allowance for credit losses is provided. The Group evaluates and adjusts its allowance for credit losses for accounts receivable and contract assets on a quarterly basis or more often as necessary. Uncollectible accounts receivable or contract assets are charged off when a settlement is reached for an amount that is less than the outstanding historical balance or when accounts receivable or contract assets are deemed uncollectible.

The following table presents the accounts receivable and contract assets from facilitation, post-origination, financing income, guarantee income and other revenue as of December 31, 2023 and 2024, respectively:

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2023	services	services	financing income	guarantee income	other revenue	contract assets	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	294,129,400	31,190,408	81,665,859	12,330,093	—	(4,010,770)	415,304,990
Other loans	—	—	275,067	—	—	(12,755)	262,312
Other service	—	—	—	—	32,047,171	(1,757,267)	30,289,904
Contract assets:
Xiaoying Credit Loan	1,058,519,704	112,202,337	240	46,494,315	—	(3,485,827)	1,213,730,769
Total	1,352,649,104	143,392,745	81,941,166	58,824,408	32,047,171	(9,266,619)	1,659,587,975

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2024	services	services	financing income	guarantee income	other revenue	contract assets	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	287,995,740	33,776,512	75,514,367	145,561,816	—	(17,866,589)	524,981,846
Other service	—	—	—	—	58,991,579	(125,514)	58,866,065
Contract assets:
Xiaoying Credit Loan	1,264,077,497	148,259,098	459,631	39,086,515	—	(6,180,181)	1,445,702,560
Total	1,552,073,237	182,035,610	75,973,998	184,648,331	58,991,579	(24,172,284)	2,029,550,471

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2024	services	services	financing income	guarantee income	other revenue	contract assets	Total
	US$	US$	US$	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	39,455,255	4,627,363	10,345,426	19,941,887	—	(2,447,713)	71,922,218
Other service	—	—	—	—	8,081,813	(17,195)	8,064,618
Contract assets:
Xiaoying Credit Loan	173,177,907	20,311,413	62,969	5,354,831	—	(846,681)	198,060,439
Total	212,633,162	24,938,776	10,408,395	25,296,718	8,081,813	(3,311,589)	278,047,275

The following tables present the aging of accounts receivable as of December 31, 2023 and 2024 respectively. For accounts receivable to be collected from borrowers, the Group charges off accounts receivable overdue more than 60 days. For accounts receivable to be collected indirectly through external financing guarantee company or directly from institutional funding partner, the Group charges off accounts receivable when accounts receivable are deemed uncollectible.

As of December 31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	384,802,879	11,208,150	9,079,796	14,224,935	419,315,760
Other loans	274,912	—	155	—	275,067
Other service	17,292,087	11,686,750	2,542,468	525,866	32,047,171
Total	402,369,878	22,894,900	11,622,419	14,750,801	451,637,998

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	534,221,386	6,046,352	2,580,697	—	542,848,435
Other service	38,166,429	20,825,150	—	—	58,991,579
Total	572,387,815	26,871,502	2,580,697	—	601,840,014

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	US$	US$	US$	US$	US$
Accounts receivables
Xiaoying Credit Loan	73,188,030	828,347	353,554	—	74,369,931
Other service	5,228,779	2,853,034	—	—	8,081,813
Total	78,416,809	3,681,381	353,554	—	82,451,744

The following tables present the movement of allowance for credit losses for accounts receivables and contract assets as of December 31, 2022, 2023 and 2024:

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2022	(1)	contract assets	2022
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	8,092,404	21,753,517	(14,492,578)	15,353,343
Other loans	—	145,931	(106,799)	39,132
Contract assets
Xiaoying Credit Loan	17,775,553	(66,409)	(11,229,039)	6,480,105
Other loans	—	2,586	—	2,586
Total	25,867,957	21,835,625	(25,828,416)	21,875,166

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2023	(1)	contract assets	2023
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	15,353,343	13,063,863	(24,406,436)	4,010,770
Other loans	39,132	409,477	(435,854)	12,755
Other service	—	1,757,267	—	1,757,267
Contract assets
Xiaoying Credit Loan	6,480,105	(2,994,278)	—	3,485,827
Other loans	2,586	(2,586)	—	—
Total	21,875,166	12,233,743	(24,842,290)	9,266,619

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2024	(1)	contract assets	2024
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	4,010,770	34,674,923	(20,819,104)	17,866,589
Other loans	12,755	(5,391)	(7,364)	—
Other service	1,757,267	(1,631,753)	—	125,514
Contract assets
Xiaoying Credit Loan	3,485,827	2,694,354	—	6,180,181
Total	9,266,619	35,732,133	(20,826,468)	24,172,284

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2024	(1)	contract assets	2024
	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	549,473	4,750,445	(2,852,205)	2,447,713
Other loans	1,747	(739)	(1,008)	—
Other service	240,744	(223,549)	—	17,195
Contract assets
Xiaoying Credit Loan	477,556	369,125	—	846,681
Total	1,269,520	4,895,282	(2,853,213)	3,311,589
(1)The recoveries of charge-off of accounts receivables and contract assets amounted to RMB1,738,580, RMB244,196 and RMB876,116 (US$120,027) during the years ended December 31, 2022, 2023 and 2024, respectively.

During the year ended December 31, 2024, the gross charge-off recorded in the accounts receivables and contract assets amounted to RMB8,317,028 (US$1,139,428) and RMB13,385,556 (US$1,833,812) which originated from loans facilitated in 2023 and 2024, respectively.

(m)Loans receivables from Xiaoying Credit Loans and other loans, net

Loans receivables represent loans facilitated through the Consolidated Trusts and Partnerships and loans provided by Xiaoying Microcredit, which consist of Xiaoying Credit Loans, Xiaoying Revolving Loans and other miscellaneous loans that the Group facilitated and provided during the years. Loans receivables from Xiaoying Credit Loans and other loans are stated at the historical carrying amount net of write-offs and allowance for credit losses. The Group establishes an allowance for credit losses in accordance with ASC 326 based on estimates, historical experience of net vintage-based loss rates, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors surrounding the credit risk of borrowers. The profile of the borrowers is similar under each product therefore the Group applies a consistent credit risk management framework to the entire portfolio of borrowers under each product. The Group evaluates and adjusts its allowance for credit losses for loans receivables on a quarterly basis or more often as necessary. Uncollectible loans receivables are charged off when a settlement is reached for an amount that is less than the outstanding historical balance or when loans receivables are deemed uncollectible.

As of December 31, 2023 and 2024, loans receivables from Xiaoying Credit Loans and other loans amounted to RMB4,947,833,357 and RMB4,828,316,995 (US$661,476,716) respectively. The general life time of loans receivables from Xiaoying Credit Loans and other loans lasts no more than 12 months.

The Group excluded the accrued interest receivable balance, net of allowance for credit loss, from the disclosed amortized cost basis, amounting to RMB77,677,121 and RMB71,667,521 (US$9,818,410) as of December 31, 2023 and 2024. The accrued interest receivables were recorded in accounts receivable and contract assets from financing income in the consolidated balance sheet. In 2023 and 2024, the Group charges off loan receivables from Xiaoying Credit Loans and other loans overdue more than 60 days.

The following table presents the loans receivable from Xiaoying Credit Loans and other loans originated or facilitated through the Consolidated Trusts and Partnerships and retained by the Group as of December 31, 2023 and 2024, respectively:

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2023	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	5,136,542,858	(188,718,875)	4,947,823,983
Other loans	9,948	(574)	9,374
Total	5,136,552,806	(188,719,449)	4,947,833,357

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2024	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	5,004,137,624	(175,820,629)	4,828,316,995
Total	5,004,137,624	(175,820,629)	4,828,316,995

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2024	loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	685,564,043	(24,087,327)	661,476,716
Total	685,564,043	(24,087,327)	661,476,716

The following tables present the movement of provision for loans receivable from Xiaoying Credit Loans and other loans as of December 31, 2022, 2023 and 2024, respectively:

		(Reversal of)
		Provision for loans
		receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2021	recovery) (1)	Charge-off	2022
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	54,725,057	160,131,434	(111,225,664)	103,630,827
Xiaoying Revolving Loans	610,684	—	(610,684)	—
Other loans	—	4,510,445	(1,662,118)	2,848,327
Total	55,335,741	164,641,879	(113,498,466)	106,479,154

		(Reversal of)
		Provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2022	recovery) (1)	Charge-off	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	103,630,827	234,237,584	(149,149,536)	188,718,875
Xiaoying Revolving Loans	—	(2,737,290)	2,737,290	—
Other loans	2,848,327	1,849,982	(4,697,735)	574
Total	106,479,154	233,350,276	(151,109,981)	188,719,449

		(Reversal of)
		Provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2023	recovery) (1)	Charge-off	2024
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	188,718,875	226,865,598	(239,763,844)	175,820,629
Xiaoying Revolving Loans	—	(900,606)	900,606	—
Other loans	574	(149,665)	149,091	—
Total	188,719,449	225,815,327	(238,714,147)	175,820,629

		(Reversal of)
		Provision for loans
		receivable from
		Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2023	recovery) (1)	Charge-off	2024
	US$	US$	US$	US$
Xiaoying Credit Loans	25,854,380	31,080,459	(32,847,512)	24,087,327
Xiaoying Revolving Loans	—	(123,383)	123,383	—
Other loans	79	(20,503)	20,424	—
Total	25,854,459	30,936,573	(32,703,705)	24,087,327
(1)The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and other loans amounted to RMB12,189,107, RMB13,488,360 and RMB9,251,001 (US$1,267,382) during the years ended December 31, 2022, 2023 and 2024, respectively.

During the year ended December 31, 2024, the gross charge-off recorded in the loans receivables from Xiaoying Credit Loans and other loans amounted to RMB115,695,330 (US$15,850,196) and RMB132,269,818 (US$18,120,891) which originated from loans provided by Xiaoying Microcredit in 2023 and 2024, respectively.

The following table presents the aging, which is the primary credit quality indicator, of loans receivable from Xiaoying Credit Loans and other loans as of December 31, 2023 and 2024, presented by year of origination respectively:

As of December 31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Loan originated or facilitated in 2022
Xiaoying Credit Loans	23,330	510,844	985,551	1,519,725
Other loans	2,000	—	7,948	9,948
Loan originated or facilitated in 2023
Xiaoying Credit Loans	5,065,782,330	46,127,552	23,113,251	5,135,023,133
Total	5,065,807,660	46,638,396	24,106,750	5,136,552,806

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Loan originated or facilitated in 2023
Xiaoying Credit Loans	306,140	443,897	646,547	1,396,584
Loan originated or facilitated in 2024
Xiaoying Credit Loans	4,927,629,181	47,724,414	27,387,445	5,002,741,040
Total	4,927,935,321	48,168,311	28,033,992	5,004,137,624

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Loan originated or facilitated in 2023
Xiaoying Credit Loans	41,940	60,814	88,577	191,331
Loan originated or facilitated in 2024
Xiaoying Credit Loans	675,082,429	6,538,218	3,752,065	685,372,712
Total	675,124,369	6,599,032	3,840,642	685,564,043

(n)Loans and payable to investors at fair value of Consolidated Trusts

For Consolidated Trusts founded before December 31, 2021, the Group elected to apply the fair value option for the loan assets and liabilities of the Consolidated Trusts on an individual basis at initial recognition, which is irrevocable throughout the existing period of each Consolidated Trust. For the Consolidated Trusts founded after January 1, 2022, the Group elected to apply amortized cost method to the loan assets and liabilities of newly formed Consolidated Trusts. During 2022, the Group managed the remaining activities of these trusts. By the end of 2023, all loans and investor payments related to these trusts were fully settled. As of December 31, 2023 and 2024, no outstanding balance of loans or liabilities related to these trusts in the Group’s financial statements.

For loan assets and liabilities measured at fair value, the Group uses a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on contractual cash flows, taking into consideration of estimated loss rate and prepayment rate of the loans, and the pre-determined rate of the Group’s guarantee exposure for certain products. They are recorded as “Loans at fair value” and “Payable to investors at fair value” in the consolidated balance sheet. Changes in fair value of loans and payable to investors are reported net as recorded in “Fair value adjustments related to Consolidated Trusts” in the consolidated statement of comprehensive income. See Note 3 for further disclosure on financial instruments of the Consolidated Trusts for which the fair value option has been elected.

(o)Loan receivable from Xiaoying Housing Loans, net

Xiaoying Housing Loan is a home equity loan product secured by properties owned by borrowers and had been ceased the facilitation since 2019.

The Group directly or indirectly guarantees on borrowers’ defaults to the investors of Xiaoying Housing Loan products and obtains a collateral right from the borrowers for such guarantees. The collaterals include apartments, houses and properties, which can fully cover the underlying loan principal and interest. Upon default of the loan, the Group compensates the investor or institutional funding partners for defaulted loan principal and interest and obtains the creditor’s right of the underlying loan. The payout amount in relation to the original guarantee provision provided at loan inception was recorded as a deduction of guarantee liability, reflected in net payouts in the guarantee liabilities rollforward. The remaining payout amount in relation to the acquisition of the creditor’s right of the underlying loan is recorded as loan receivable upon payment of compensation in “Loan receivable from Xiaoying Housing Loans” in the consolidated balance sheets as the collection cycle typically will be more than one year. No loan receivables are recorded at loan inception.

Loan receivable from Xiaoying Housing Loans is recorded based on the present value of the expected amount to be collected from the exercise of the collateral right. Given the deterioration of the credit related to those loans upon acquisition, the Group determined that those loans are in non-accrual status and should only recognize related service and penalty fees upon cash received in other revenues.

The outstanding balance of loan receivable from Xiaoying Housing Loans were RMB8,656,846 and nil as of December 31, 2023 and 2024, respectively. The contractually required payments that are receivable for loans acquired during 2023 and 2024 were nil and nil, respectively. The guarantee related to the default of the outstanding balance of Xiaoying Housing Loan were all settled in 2020.

Allowance for credit losses for loan receivable is established through periodic charges to the provision for loan receivable when the Group believes that the future collection of defaulted loan principal and interest is unlikely. Allowance for credit losses for loan receivables from Xiaoying Housing loans is also recognized when the fair value is below the original recorded present value of the expected amount to be collected. In order to accelerate the collection process, the Group transferred the creditor rights of certain defaulted loans as well as the underlying collateral right to third party companies at a discount in 2020 and 2021. The discounted amount was recorded as an allowance for credit losses for loan receivables which represent the amount that the Group expects not able to collect from the proceedings. In addition, the Group also recorded an allowance for credit losses for the remaining outstanding loans not transferred benchmarked to the discounted amount. The Group also institutes proceedings to collect the payout amount from collaterals. Uncollectible loan receivable from Xiaoying Housing Loans is charged off when a settlement is reached for an amount that is less than the outstanding historical balance or when loan receivables are deemed uncollectible.

The following tables presents the movement in provision for loans receivable from Xiaoying Housing Loans for the years ended December 31, 2022, 2023 and 2024.

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2021	from Xiaoying Housing Loans	charge-off	As of December 31, 2022
RMB	RMB	RMB	RMB
—	(6,066,176)	6,066,176	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2022	from Xiaoying Housing Loans	charge-off	As of December 31, 2023
RMB	RMB	RMB	RMB
—	(4,213,234)	4,213,234	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2023	from Xiaoying Housing Loans	charge-off	As of December 31, 2024
RMB	RMB	RMB	RMB
—	(4,156,904)	4,156,904	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2023	from Xiaoying Housing Loans	charge-off	As of December 31, 2024
US$	US$	US$	US$
—	(569,494)	569,494	—

The recoveries of loans receivable from Xiaoying Housing Loans amounted to RMB8,088,235, RMB5,617,646 and RMB6,929,931 (US$949,397) during the years ended December 31, 2022, 2023 and 2024, respectively.

The following tables presents the aging of Loan receivables from Xiaoying Housing Loans as of December 31, 2023 and 2024, respectively:

As of December 31, 2023	Overdue 1 – 2	Overdue 2 – 3	Overdue over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	—	8,656,846	8,656,846

As of December 31, 2024	Overdue 1 – 2	Overdue 2 – 3	Overdue over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	—	—	—

(p)Financial investments

The Group invested in several Venture Capital funds (“VC funds”) in the year 2023 and 2024. These investments are in the legal form of limited partnership or zero coupon convertible note.

For partnership investments, unless the fair value option under ASC 825 is elected, the Group uses equity method to account for these investments under ASC 323, which means these investments are initially recorded at cost and subsequently adjusted for the proportionated share of income or loss, impairment as well as contributions made or distributions received. The group elects cumulative earnings approach for classifying the distributions received from equity method investments. However, for the case that virtually no influence was exerted by the Group in the partnership agreement, fair value measurement is applied under ASC 321. For VC funds investment measured under ASC 321, fair value measurement is applied except for the case that readily determinable fair value is not available thus the Group measures them alternatively at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments of the same issuer.

For the investment in the legal form of zero coupon convertible note, it is in substance a prepaid forward contract that entitles the Group to obtain shares of the VC fund in the future, and because no readily determinable fair value is available, the Group measures the investment at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments of the same issuer under ASC 321.

The Group reviews VC funds investment for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is measured based on the excess of the carrying amount of an investment over its estimated fair value.

The Group invested in several U.S. Treasury bills with original maturities over three months, wealth management products with no fixed term, term deposit, and fund linked note. Given its intention and abilities, the Group account these investments under trading, available-for-sale, or held-to-maturity model.

(q)Deposits to institutional cooperators, net

Starting from November 2019, the Group enter into a series of deposit arrangements with financing institutional cooperators, such as insurance company and financing guarantee company. The Group is required to pay deposits to those financial institutional cooperators monthly or in accordance with an agreed payment schedule. The amount of deposit is separately agreed with each institutional cooperator, usually calculated by multiplying the outstanding loan balance on the reconciliation date by an agreed percent rate (“the standard amount “). The agreed percent rate may be adjusted from time to time. If the balance of the deposits exceeds the standard amount or supplementary payment of deposit is needed, the financial institutional cooperators shall refund the excess part to the Group or the Group shall make supplementary payment of deposit in accordance with an agreed payment schedule.

Deposits to institutional cooperators is stated at the historical carrying amount net of write-offs and allowance for credit losses. The Group establishes an allowance for credit losses based on estimates, the current and expected probability of default, insurance premium/guarantee fee, the historical pay-out amounts, the outstanding loan balances, the forecasted loan facilitation amounts and the credit risk of institutional cooperators. The Group evaluates and adjusts its allowance for credit losses for deposits to institutional cooperators on a quarterly basis or more often as necessary. Deposits to institutional cooperators are charged off when deposits are deemed uncollectible. Deposits to institutional cooperators are recorded as current assets because the term of the underlying loan assets was 12 months or less. As of December 31, 2023 and 2024, all deposits are refundable and none of them passed the original due date.

(r)Property and equipment, net

Furniture and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Gains and losses from the disposal are included in “Other income (loss), net”.

(s)Intangible assets

Intangible assets with finite lives represent domain name and purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective asset, which varies from 1 to 10 years.

Intangible assets with an indefinite useful life represent the insurance broker license purchased during 2018 and insurance sale on line license authorized in 2019, See Note 7. Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

(t)Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying amounts of the assets to an estimate of future undiscounted cash flow attributable to these assets. If the sum of the future undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over the fair value of the assets. Meanwhile, annual impairment testing is required for goodwill and intangible assets that have an indefinite useful life.

(u)Long-term investments

The Group accounts for long-term investments using equity method of accounting as the Group has the ability to exercise significant influence over investments. As part of this evaluation, the Group considers the participating and protective rights in the investments as well as its legal form.

The Group applies the equity method of accounting for the long-term investments when the Group has the ability to significantly influence the operations or financial activities of the investee. The Group records the investments at cost and subsequently adjusts the carrying amount each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments. The group elects cumulative earnings approach for classifying the distributions received from equity method investments.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. As of December 31, 2023 and 2024, long-term investments of the Group consist of three equity investments of Chinese Mainland private companies, respectively.

(v)Deposit payable to channel cooperators

The Group co-operates with selected Fintech and other financial companies by connecting the borrowers referred by those companies to investors on the Group’s platform. As part of the arrangements, the selected companies also provide credit enhancements on the loans facilitated to the borrowers referred by them and are required to pay a certain amount of cash as deposit to the Group, from which the Group is entitled to deduct if they fail to compensate the defaulted loans on a timely basis. Any remaining balance of the deposit is released upon expiry of the co-operation agreements or newly signed settlement agreements. As of December 31, 2023 and 2024, the outstanding balance of the deposit that the Group received from Fintech and other financial companies were RMB19,700,235 and RMB12,016,415 (US$1,646,242) respectively.

(w)Employee defined contribution plan

Full time employees of the Group in the Chinese Mainland participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred were RMB41,757,571, RMB47,040,770 and RMB53,796,095 (US$7,370,035) for the years ended December 31, 2022, 2023 and 2024, respectively.

(x)Advertising cost

Advertising costs are expensed as incurred in accordance with ASC 720-35 Other Expense—Advertising costs. Advertising costs were RMB8,491,724, RMB8,105,126 and RMB8,563,551 (US$1,173,202) for the years ended December 31, 2022, 2023 and 2024, respectively. Advertising costs are included in borrower acquisitions and marketing expense in the consolidated statements of comprehensive income.

(y)Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including labor costs, costs related to credit assessment, payment processing services, fees paid to third party collection agencies, as well as interest expense paid to investors and institutional funding partners of the Consolidated Trusts and Partnerships.

(z)Income taxes

Current taxes are recognized in accordance with the laws of the relevant taxing authorities.

The Group’s income tax expense includes Chinese Mainland and Hong Kong income taxes plus the recognition of Chinese Mainland taxes on undistributed earnings of Beijing WFOE not considered to be indefinitely reinvested.

Deferred taxes are provided using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax return. Under this method, deferred tax assets and liabilities are recognized for the differences between the financial statement carrying amount and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are then evaluated to determine the extent to which they are more likely than not to be realized. In making such a determination, management considers all positive and negative evidence, including future reversals of existing taxable temporary differences and projected future taxable income exclusive of reversing temporary differences and carryforwards. Deferred tax assets are then reduced by a valuation allowance to the amount, in the opinion of management, that is more likely than not to be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, each tax position is evaluated to determine the likelihood that it will be sustained upon examination by the taxing authorities. If a tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an examination, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that is greater than 50 percent likely of being realized upon settlement. Interest and penalties on income taxes are classified as a component of income taxes.

(aa)Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% and 13% given that they are classified as general tax payers and at the rate of 3% as certain Consolidated Trusts and Partnerships of the Group are classified as small-scale tax payers. VAT is reported as a deduction to revenue when incurred and amounted to RMB234,931,501, RMB301,613,913, and RMB401,550,251 (US55,012,159) for the years ended December 31, 2022, 2023 and 2024, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the consolidated balance sheets.

(ab)Segment information

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

All of the Group’s revenue for the years ended December 31, 2022, 2023 and 2024 were generated from the Chinese Mainland. As the Group generates all of its revenues in the PRC, no geographical segments are presented.

The Group generates revenues primarily from (i) the fees that the Group charges for service of matching institutional funding partners with borrowers (i.e., loan facilitation service) and for other services the Group provides over the lifetime of the loan (i.e., post-origination service and guarantee service); (ii) interests from borrowers from microcredit business and the financing fees the Group charges for the loans facilitated through the Consolidated Trusts and Partnerships (i.e., financing income). The Group charges a service fee to the borrower indirectly through financial institutional cooperators or to certain institutional funding partners directly.

The accounting policies of the segment profit or loss and assets are the same as those described in the summary of significant accounting policies. The Group’s CODM assesses performance for the segment and decides how to allocate resources based on net income that also is reported on the consolidated statements of comprehensive income as net income. The measure of segment assets is reported on the consolidated balance sheet as total assets. The regularly provided significant segment expense information is the same as that included in the consolidated statements of comprehensive income. The Group’s CODM uses net income to evaluate income generated from segment assets in deciding whether to reinvest profits into the segment or to pay dividends.

(ac)Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. In the event that treasury shares are transferred to Employee Stock Ownership Plans (“ESOP”), the Company recognized the amount in addition paid-in capital. The treasury shares account includes 35,564,336 and 78,439,504 ordinary shares as of December 31, 2023 and 2024, respectively, which will be canceled or held as treasury shares.

(ad)Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at inception. Right-of-use (“ROU”) assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend lease terms and such extended terms are included in lease terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term. For operating leases, ROU assets were recorded as “Other non-current assets”, and the current and non-current portions of the lease liabilities were recorded as “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets. The Group does not have any finance leases for the year ended December 31, 2023 and 2024.

As of December 31, 2023 and 2024, the Group recognized ROU assets of RMB50,628,099 and RMB39,239,747 (US$5,375,823), and total lease liabilities of RMB50,423,551 and RMB40,249,266 (US$5,514,127), including current portion of RMB12,852,494 and RMB12,732,875 (US$1,744,397).

The Group’s operating leases mainly related to office facilitates. As of December 31, 2024, the weighted average remaining lease term was 3.15 years and the weighted average discount rate was 5.22% for the Group’s operating leases.

Operating lease cost for the year ended 31 December, 2024 was RMB18,612,688 (US$2,549,928), which excluded cost of short-term contracts. Short-term lease cost for the year ended 31 December, 2024 was insignificant. For the year ended 31 December, 2023 and 2024, no lease cost for operating leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	As of December 31, 2024
	RMB	US$
Cash payments for operating leases	26,914,809	3,687,314
ROU assets obtained in exchange for operating lease liabilities	12,972,725	1,777,256

Future lease payments under operating leases as of December 31, 2024 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2025	15,691,876	2,149,778
2026	12,414,733	1,700,811
2027	11,926,988	1,633,991
2028	4,950,501	678,216
Total future lease payments	44,984,098	6,162,796
Less: Imputed interest	4,734,832	648,669
Total lease liability balance	40,249,266	5,514,127

As of December 31, 2024, additional operating leases that have not yet commenced were immaterial.

(ae)Net income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

(af)Share-based compensation

Share-based payment transactions with employees and directors, such as stock options and restricted stocks, are measured based on the grant date fair value of the awards in accordance with ASC 718, Compensation-Stock Compensation, with the resulting expense generally recognized on a straight-line basis in the consolidated statements of income over the period during which the employee is required to perform service in exchange for the award.

(ag)Certain risks and concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, financial investments, accounts receivable and contract assets, deposits to institutional cooperators, loans receivables and financial guarantee derivative.

The Group’s investment policy requires cash and restricted cash to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

Financial investments that potentially subject the Group to market risk mainly consist of investments in VC funds. The Group limits its exposure to market risks associated with financial investments by regularly conducting post-investment management of the funds.

Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable and contract assets is mitigated through the Group’s consistent credit risk management framework to the entire portfolio of borrowers under each product. The Group also constantly monitors the financial condition and evaluates the credit quality of certain institutional funding partners and external financing guarantee companies from which the Group’s service fees are collected.

Deposits to institutional cooperators are placed with financial institutional cooperators, which are also the counterparties to the financial guarantee derivative. The Group regularly monitors the financial condition and evaluates the credit quality of each institutional cooperator.

Credit of loans receivables is controlled by the application of credit approval, limit and monitoring procedures.

No investor or institutional funding partner represented greater than 10% or more of the total net revenues for the years ended December 31, 2022, 2023 and 2024.

During the years ended December 31, 2023 and 2024, there were two and two institutional cooperators individually provided credit insurance or guarantee services for greater than 10% or more of the total loans the Group facilitated and provided.

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
Institutional cooperator A	21.5%	25.2%
Institutional cooperator B	10.3%	*
Institutional cooperator C	*	10.2%

There were one and three contract assets due from institutional funding partners/institutional cooperators that individually accounted for greater than 10% of the Group’s carrying amount of accounts receivable and contract assets as of December 31, 2023 and 2024, respectively.

	As of December 31,	As of December 31,
	2023	2024
Institutional cooperator A	14.0%	12.2%
Institutional cooperator C	*	14.1%
Institutional cooperator D	*	10.8%

As of December 31, 2023 and 2024, two and one institutional cooperators individually accounted for more than 10% of the Group’s deposits to institutional cooperators, respectively.

	As of December 31,	As of December 31,
	2023	2024
Institutional cooperator B	10.8%	*
Institutional cooperator C	*	15.1%
Institutional cooperator E	11.9%	*

* Less than 10%.

The Group manages current payment risk of financial guarantee derivative through a self-developed risk management model. The rating scale of risk management model takes into account factors such as identity characteristics, credit history, payment overdue history, payment capacity, behavioral characteristics and online social network activity.

(ah)Allowance for credit losses

In June 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326). The ASU introduced a new credit loss methodology, the current expected credit losses (“CECL”) methodology, which requires earlier recognition of credit losses while also providing additional disclosure about credit risk. The Group adopted the ASU as of January 1, 2020, which resulted in an increase in the Group’s Allowance for credit losses (“ACL”) and a decrease to opening Retained earnings, net of deferred income taxes, at January 1, 2020. The financial guarantees provided for the Group’s off - balance sheet loans accounted for under ASC 460 are in the scope of ASC 326 and subject to the CECL methodology.

The CECL methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, receivables, contract assets and other financial assets measured at amortized cost at the time the financial asset is originated or acquired. The ACL is measured based on the financial assets that share similar risk characteristics and includes both quantitative and qualitative components, and adjusted each period for changes in expected lifetime credit losses. The Group establishes the CECL methodology, which is based on past events, current conditions, and reasonable and supportable forecasts over the life of the financial assets.

For the Group’s accounts receivable and contract assets, loans receivable that are not covered by the financing guarantee companies and certain off-balance sheet credit exposures, such as financial guarantees not accounted for as derivatives, generated from financing guarantee business, discussed in note 2(g), the ACL for these financial assets is driven by the default risk of underlying loans. The ACL is calculated using vintage-based loss rate and macroeconomic forecast scenario models, and is the product of multiplying the estimates of vintage-based loss rates and the individual level exposure at default on an undiscounted basis, adjusted for a weighted macroeconomic forecast. The model to estimate the loss rates considers the historical loss experience period for the vintage-based loss rates.

For the Group’s accounts receivable and contract assets generated from the loans facilitated that the Group collected indirectly through external financing guarantee company or directly from institutional funding partner, loans receivables are covered by the financing guarantee companies, deposits to financial institutional cooperators and certain financial assets, the ACL for these financial assets is mainly driven by the credit risk of financial institutional cooperators or institutional funding partners. The ACL is calculated using probability of default, loss given default and macroeconomic forecast scenario models, and is the product of multiplying the probability of default determined by the external credit ratings of financial institutional cooperators or institutional funding partners, loss given default and individual loan level exposure at default on an undiscounted basis, and adjusted for a weighted macroeconomic forecast.

For the Group’s other financial assets, the ACL is mainly determined to be the amount of probable incurred credit losses based on historical experience and other factors surrounding the credit risk of the counterparty. For individual counterparty where there is an observable indicator of loss, an individually evaluated allowance for credit losses is provided.

Under the CECL methodology, macroeconomic forecast scenario model is also applied to the ACL for a weighted macroeconomic forecast adjustment. The Group develops the macroeconomic forecast scenario model by establishing the weighted multiple macroeconomic forecast scenarios over the life of the loans and a pool of selected economic variables, including gross domestic product (GDP), unemployment rate and other macro-economic variables that were determined to be the most relevant to the credit losses. The CECL methodology’s impact on expected credit losses, among other things, reflects the Group’s view of the current state of the economy, forecasted macroeconomic conditions and the Group’s portfolios.

The qualitative component of the CECL methodology represents the Group’s judgment of additional considerations to account for internal and external risk factors that are not adequately measured in the quantitative component, including consideration of idiosyncratic risk factors or other relevant factors.

The net increase to the ACL amounted to the RMB194.1 million for the year ended December 31, 2024 primarily resulted from the increase in contingent guarantee liability and accounts receivable balances generated from financing guarantee business, driven by the increased volume of loans facilitated covered by the guarantee service in 2024.

(ai)Other comprehensive income

For the years ended December 31, 2022, 2023 and 2024, the Group recognized a gain of RMB204,444, a loss of RMB6,852 and a loss of RMB313,815 (US$42,992) from its long - term investments, which were net of tax effect of RMB68,148, RMB2,284 and RMB104,605 (US$14,331), in other comprehensive income.

For the years ended December 31, 2022, 2023 and 2024, the Group recognized nil, a gain of RMB474,792 and a gain of RMB292,799 (US$40,113) from its financial investments, which were net of tax effect of nil, nil and RMB1,696,625 (US$232,437), in other comprehensive income. Of the amounts recognized in other comprehensive income, the Group has reclassed nil, nil and RMB4,259,490 (US$583,548), which were net of tax effect of nil, nil and RMB1,440,761 (US$197,383), from other comprehensive income to earnings for the years ended December 31, 2022, 2023 and 2024.

(aj)Recent accounting pronouncements

The FASB issued Accounting Standards Update No. 2023-07 Segment Reporting—Improvements to Reportable Segment Disclosures (Topic 280) in November, 2023. which is effective for fiscal years beginning after December 15, 2024. The standard improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The Group adopted this ASU during the year ended December 31, 2024. The adoption of this ASU affected only the Group’s disclosures, see Note 1(ab), with no impact to its consolidated financial statements.

The FASB issued Accounting Standards Update No. 20243-03 Disaggregation of Income Statement Expenses (DISE), which is effective for annual reporting periods beginning after December 15, 2026, requiring additional disclosure of the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses.

The FASB issued Accounting Standards Update No. 2023-09 Income Taxes—Improvements to Income Tax Disclosures (Topic 740) in December, 2023. which will be effective for fiscal years beginning after December 15, 2024. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid.

The Group is currently evaluating the impact of these recent accounting pronouncements on the consolidated financial statements.

(ak)Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.2993, on December 31, 2024, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2024, or at any other rate.

(al)Revisions of prior year

Correction of immaterial misstatements

The Group has revised the presentation of the gain (loss) from financial investments at equity method after income tax expense, which previously reported as “Income (loss) from financial investments” before income tax expense. Additionally, “Impairment losses on long-term investments” accounted under the equity method have been reclassified into the gain (loss) from equity in affiliates after income tax expense. As a result of the change in presentation of consolidated statements of comprehensive income, for the years ended December 31, 2022 and 2023, the Group’s income before income taxes decreased by RMB3.6 million from RMB1,223.5 million to RMB1,219.9 million, and increased by RMB65.5 million from RMB1,403.1 million to RMB1,468.6 million, respectively. This change in presentation does not affect the net income for any periods presented. The relevant reconcilable items, such as the cash flow line items, have been revised to reflect such changes.

The Group has reclassed Xiaoying Microcredit’s loan origination and collection activities from operating activities to investing activities in the consolidated statement of cash flows for each comparable information of the years ended December 31, 2022 and 2023. This change in classification corrected the previous understatement of cash provided by operating activities and cash used in investing activities. As a result of the change in classification of consolidated statements of cash flows, for the years ended December 31, 2022 and 2023, the Group’s cash provided by operating activities increased by RMB304.1 million from RMB322.7 million to RMB626.8 million, and by RMB577.3 million from RMB814.1 million to RMB1,391.4 million, respectively; the Group’s cash used in investing activities increased by RMB304.1 million from RMB913.4 million to RMB1,217.5 million, and by RMB577.3 million from RMB1,106.3 million to RMB1,683.6 million, respectively. And this change in classification did not affect the net increase (decrease) in cash, and cash equivalents and restricted cash for any periods which remain unchanged.

The comparable information related to corrections of these errors in this annual report has been adjusted to conform to current presentation.

Presentation Reclassifications of Financial Statement Line Items

The Group has concluded to separate expenses related to borrower acquisitions from origination and servicing expenses and indirect expenses of the borrower acquisitions from general and administrative expenses to a single line item as these expenses have become more significant and thus deemed to be useful to financial statement users. Further, the Group has determined not to present the sales and marketing expenses, which are considered immaterial, in a separate line item. In conclusion, the Group has decided to combine these two line items into one captioned borrower acquisitions and marketing expenses. The Group has correspondingly conformed prior period presentation to current period presentation to enhance comparability. This change in presentation does not affect any subtotal line on the face of the consolidated statements of comprehensive income.

As a result of the reclassifications, for the years ended December 31, 2022 and 2023, the Group embedded its sales and marketing expense of RMB15.4 million and RMB12.5 million, respectively, along with borrower acquisitions expenses of RMB817.7 million and RMB1,358.4 million, respectively, into “Borrower acquisitions and marketing expenses” in the consolidated statements of comprehensive income. And for the years ended December 31, 2022 and 2023, the Group’s origination and servicing expenses decreased by RMB789.3 million from RMB2,126.7 million to RMB1,337.4 million, and by RMB1,325.8 million from RMB2,869.8 million to RMB1,544.0 million, respectively; the Group’s general and administrative expenses decreased by RMB28.3 million from RMB171.5 million to RMB143.2 million, and by RMB32.6 million from RMB186.5 million to RMB153.9 million, respectively.

The Group has considered the facts that fair value change related to financial guarantee services and Consolidated Trusts are generated from ordinary course of businesses, and has concluded to reclass the amount to captions above total operating costs and expenses. Prior to the reclassification, the Group classified all amount of fair value changes to captions below total operating costs and expenses. This reclassification does not have impact on net income for any prior periods presented.

The comparable information related to changes to financial statement line item in this annual report has been adjusted to conform to current presentation.